Finance Lease Liabilities (Details) - Schedule of lease assets under a finance lease - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Lease Assets Under AFinance Lease Abstract
Cost	$ 2,669,252	$ 2,819,697
Less: Accumulated depreciation	(877,936)	(927,408)
Net book value	$ 1,791,316	$ 1,892,290